Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.02	$ 1.02	$ 1.09	$ 1.13
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	32,000
Options outstanding, Weighted average remaining life (years)	1 year 10 months 24 days
Options outstanding, Weighted average exercise price	$ 1.02
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	20,000
Options outstanding, Weighted average remaining life (years)	1 year 6 months
Options outstanding, Weighted average exercise price	$ 0.78
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	12,000
Options outstanding, Weighted average remaining life (years)	2 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 1.43
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	32,000
Options exercisable, Weighted average exercise price	$ 1.02
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	20,000
Options exercisable, Weighted average exercise price	$ 0.78
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	12,000
Options exercisable, Weighted average exercise price	$ 1.43